Fair Value of Financial Instruments (Tables)	12 Months Ended
Jul. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Derivative Liabilities at Fair Value

The following table provides a reconciliation of the beginning and ending balances of the derivative liabilities for the years ended July 31, 2018 and 2017:

Fair Value of Significant Unobservable Inputs (Level 3)

Warrant
Liability
Balance at July 31, 2016	$1,802,000
Issuances	—
Settlement of warrant liability	(226,000)
Adjustments to estimated fair value	277,000
Balance at July 31, 2017	$1,853,000
Issuances	—
Settlement of warrant liability	(1,394,000)
Adjustments to estimated fair value	(459,000)
Balance at July 31, 2018	$—